Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	BIOLIFE SOLUTIONS INC
Entity Central Index Key	0000834365
Document Type	S-1/A
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 7,700,858
Entity Common Stock, Shares Outstanding		5,029,920
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013